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June 9, 2004

VIA EDGAR

The United States Securities
  and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:  GE Life and Annuity Assurance Company
          GE Life & Annuity Separate Account 4
          SEC File Nos. 333-31172; 811-05343
          CIK No. 0000822616

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life & Annuity Separate Account 4 (the "Separate Account") and GE Life and Annuity Assurance Company (the "Company"), we certify that the form of the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 136 under the Investment Company Act of 1940 to the Registration Statement for the Company and the Separate Account, which was filed electronically and became effective on June 4, 2004.

Please contact the undersigned at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,

/s/  Heather Harker

Heather Harker
Vice President, Associate General Counsel and Assistant Secretary